Result of Operations - Summary of Research and Development Expenses (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure of reporting entity [abstract]
Employee expenses		€ 4,179	€ 4,055
Travel & Living		198	207
Clinical study costs		2,786	1,876
Preclinical study costs		1,729	1,011
Process development and scale-up		1,504	1,822
Consulting fees		574	329
IP filing and maintenance fees		135	191
Share-based payments		515	556
Depreciation		719	502
Rent and utilities		135	312
Delivery systems		59	79
Others		174	197
Total R&D expenses	[1]	€ 12,706	€ 11,136

[1]	The interim condensed financial statements are unaudited financial statements